LEASES - Maturities of operating lease liabilities (Details)	Dec. 31, 2022 USD ($)
Year ending December 31
2023	$ 794,619
2024	836,280
2025	861,372
2026	887,208
2027	913,824
Thereafter	4,997,184
Total minimum lease payments	9,290,487
Less amount representing interest	(3,549,882)
Present value of minimum lease payments	5,740,605
Less current portion	(215,043)
Operating lease liabilities, less current portion	$ 5,525,562